Consolidated Statements of Operations and Comprehensive Income/(Loss) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUE
Total revenue		$ 7,081,133	$ 158,485	$ 10,977,429
COST OF REVENUE
Total cost of revenue		6,366,842	91,354	8,394,364
GROSS PROFIT		714,291	67,131	2,583,065
OPERATING EXPENSES
Sales and Marketing Expenses		3,012,594	94,408	1,459,792
General and Administrative Expenses		3,805,091	2,019,051	2,532,860
Research and Development Expenses		2,685,201	689	107,199
Total operating expenses		9,502,886	2,114,148	4,099,851
LOSS FROM OPERATIONS		(8,788,595)	(2,047,017)	(1,516,786)
Assets impairment loss		(9,834,584)	(1,449,371)	(14,698,853)
Gain (loss) on disposal of subsidiaries			8,220,215	(28,648)
Other income, net		430,876	18,293	138,822
INCOME (LOSS) BEFORE INCOME TAX		(18,192,303)	4,742,120	(16,105,465)
Income tax (expense) benefit			(372,564)	207,240
NET INCOME (LOSS)		(18,192,303)	5,114,684	(16,312,705)
Less: net loss attributable to non-controlling interest		398,446		(246,321)
NET INCOME (LOSS) ATTRIBUTABLE TO THE OWNERS’ COMPANY		(18,590,749)	5,114,684	(16,066,384)
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign Currency Translation Adjustment		81,711	(3,344,739)	(671,902)
TOTAL COMPREHENSIVE INCOME (LOSS)		$ (18,110,592)	$ 1,769,945	$ (16,984,607)
Loss per share - basic	[1]	$ (0.82)	$ 0.45	$ (6.28)
Loss per share - diluted	[1]	$ (0.82)	$ 0.45	$ (6.28)
Weighted average shares outstanding - basic	[1]	22,104,246	11,290,377	2,596,687
Weighted average shares outstanding - diluted	[1]	22,104,246	11,290,377	2,596,687
Product [Member]
REVENUE
Total revenue		$ 6,919,620	$ 152,665	$ 2,513,483
COST OF REVENUE
Total cost of revenue		6,363,920	91,354	737,158
Service [Member]
REVENUE
Total revenue		161,513	5,820	8,463,946
COST OF REVENUE
Total cost of revenue		$ 2,922		$ 7,657,206

[1]	The shares and per share information are presented on a retroactive basis to reflect the share consolidation of at a ratio of 1-for-20 effective on April 1, 2025 (Note 11) and 1-for-100 effective on April 6, 2026 (Note 16).